Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at banks	$ 228,732	$ 185,879
Cash on vessels	1,683	1,632
Total cash	$ 230,415	187,511	$ 202,303	$ 593,652
Cash equivalents		$ 20,000